CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 151,325	$ 137,401	$ (573,919)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for loan losses	575,720	1,011,880	1,405,807
Amortization of intangibles	9,654	9,173	9,482
Depreciation and amortization of premises and equipment	46,446	58,861	64,451
Net (accretion of discounts) amortization of premiums and deferred fees	(113,046)	(254,879)	71,534
Impairment losses on net assets to be disposed of	4,255	0	0
Impaiment losses on long-lives assets	0	0	1,545
Fair value adjustments of mortgage servicing rights	37,061	22,859	32,960
Fair value change in equity appreciation instrument	(8,323)	(42,555)	0
FDIC loss share (income) expense	(66,791)	25,751	0
FDIC deposit insurance expense	93,728	67,644	76,796
Earnings from changes in fair value related to instruments measured at fair value pursuant to the fair value option	0	0	(1,674)
Adjustments (expense) to indemnity reserves on loans sold	33,068	72,013	40,211
Losses (earnings) from investments under equity method	(33,769)	(9,863)	(17,695)
Stock options expense	0	0	202
Deferred income tax expense (benefit)	5,862	(12,127)	(86,682)
Deferred Income Tax Expense Benefit Continuing Discontinued Operations			(79,890)
Loss (gain) on: [Abstract]
Disposition of premises and equipment	(5,526)	(1,812)	(412)
Early extinguishment of debt	693	1,171	(78,300)
Sale and valuation adjustments of investment securities	(10,844)	(3,992)	(219,546)
Sale of loans, including valuation adjustments on loans held-for-sale	(30,891)	(15,874)	57
Sale of equity method investment	(16,907)	0	0
Sale of processing and technology business, net of transaction costs	0	(616,186)	0
Acquisitions of loans held-for-sale	(346,004)	(307,629)	(354,472)
Proceeds from sale of loans held-for-sale	165,335	81,370	79,264
Net disbursements on loans held-for-sale	(793,094)	(735,095)	(1,129,554)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,143,029	721,398	1,542,470
Accrued income receivable	25,449	11,315	30,601
Other assets	22,329	(3,559)	(259,756)
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(12,471)	(29,562)	(47,695)
Net (decrease) increase in pension and other postretirement benefit obligation	(111,288)	(11,060)	19,599
Other liabilities	(88,327)	(13,484)	16,837
Total adjustments	525,348	25,758	1,202,822
Net cash (used in) provided by operating activities	676,673	163,159	628,903
Cash flows from investing activities:
Net increase in money market investments	(396,879)	119,741	(208,143)
Purchases of investment securities:
Available-for-sale	(1,357,080)	(764,042)	(4,193,290)
Held-to-maturity	(74,538)	(97,188)	(59,562)
Other	(172,775)	(64,591)	(38,913)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	1,360,386	1,865,879	1,631,607
Held-to-maturity	67,236	188,129	141,566
Other	154,114	123,836	75,101
Proceeds from sale of investment securities available-for-sale	262,443	397,086	3,825,313
Proceeds from sale of other investment securities	5,094	0	52,294
Net repayments on loans	1,136,058	1,539,246	1,053,747
Proceeds from sale of loans	293,109	34,011	328,170
Acquisition of loan portfolios	(1,131,388)	(256,406)	(72,675)
Payments Received From F D I C Sharing Agreements	561,111	0	0
Cash received from acquisitions	(855)	261,311	0
Net proceeds from sale of equity method investments	31,503	0	0
Net proceeds from sale of processing and technology business	0	642,322	0
Mortgage servicing rights purchased	(1,732)	(1,041)	(1,364)
Acquisition of premises and equipment	(50,043)	(66,855)	(69,640)
Proceeds from sale of: [Abstract]
Premises and equipment	14,939	14,460	40,243
Foreclosed assets	198,490	141,236	149,947
Net cash (used in) provided by investing activities	899,193	4,077,134	2,654,401
Net increase (decrease) in: [Abstract]
Deposits	1,179,943	(1,553,486)	(1,625,598)
Federal funds purchased and assets sold under agreements to repurchase	(271,453)	(220,240)	(918,818)
Other short-term borrowings	(68,022)	356,896	2,392
Payments of notes payable	(2,769,477)	(4,260,578)	(813,077)
Proceeds from issuance of notes payable	432,568	111,101	60,675
Proceeds from issuance of common stock	7,690	153	0
Net proceeds from issuance of depositary shares	0	1,101,773	0
Dividends paid	(3,723)	(310)	(71,438)
Issuance cost and fees paid on exchange of preferred stock and trust preferred securities	0	0	(25,080)
Treasury stock acquired	(483)	(559)	(17)
Net cash (used in) provided by financing activities	(1,492,957)	(4,465,250)	(3,390,961)
Net (decrease) increase in cash and due from banks	82,909	(224,957)	(107,657)
Cash and due from banks at beginning of period	452,373	677,330	784,987
Cash and due from banks at end of period	$ 535,282	$ 452,373	$ 677,330